Class Action Litigation and Regulatory Reserve and Money Market Mutual Fund Charges - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Class action litigation charges	$ 7	$ 320
Money market mutual fund charges		$ 132